CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	¥ 109,819	$ 15,922	¥ (37,051)	¥ (37,476)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	10,832	1,571	6,418	2,814
Sharebased compensation	13,044	1,891	15,175	79,891
Allowance (reversal of allowance) of credit losses	5,026	729	225	(160)
Provision for inventories	2,207	320	1,443	1,589
Non-cash operating lease expenses	21,567	3,127	21,755	11,297
Changes in operating assets and liabilities:
Accounts receivable	(28,508)	(4,133)	21,608	(57,687)
Amounts due from related parties	4,782	693	(6,746)	545
Inventories	6,720	974	(12,624)	2,203
Prepayments and other current assets	(29,813)	(4,322)	(8,249)	(48,430)
Other noncurrent assets	(2,729)	(396)	182	1,879
Accounts payable	(6,330)	(918)	8,985	11,249
Amounts due to related parties	(1,909)	(277)	8,368	(2,946)
Deferred revenue and customer advances	76,083	11,031	34,367	196,782
Operating lease liabilities	(21,331)	(3,093)	(25,838)	(10,843)
Accrued expenses and other current liabilities	29,006	4,205	10,196	72,279
Net cash provided by operating activities	188,466	27,324	38,214	222,986
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment and intangible assets	(6,588)	(955)	(32,283)	(15,906)
Payment for long-term investment	(26,333)	(3,818)
Placements of time deposits	(222,941)	(32,323)
Proceeds from maturity of time deposits	222,941	32,323
Proceeds from disposal of property and equipment	79	11	332
Net cash used in investing activities	(32,842)	(4,762)	(31,951)	(15,906)
CASH FLOWS FROM FINANCING ACTIVITIES
Distribution to Hongen Education				(66,000)
Net proceeds from issuance of contingently redeemable ordinary shares				39,967
Proceeds from the issuance of IPO shares, net of issuance cost				589,587
Repurchase of ordinary shares	(6,959)	(1,009)	(164)
Proceeds from assets transferred under common control			97	8,405
Proceeds received from exercise of share options	3	0	477
Net cash provided by (used in) financing activities	(6,956)	(1,009)	410	571,959
Effect of exchange rate changes on cash and cash equivalents	45,969	6,667	(12,993)	(22,240)
Net change in cash and cash equivalents	194,637	28,220	(6,320)	756,799
Cash and cash equivalents at the beginning of the year	855,362	124,016	861,682	104,883
Cash and cash equivalents at the end of the year	1,049,999	152,236	855,362	861,682
Supplemental disclosures of cash flow information:
Cash paid for income taxes	8,363	1,213	459	15
Supplemental disclosures of noncash information:
Purchase of property and equipment, and intangible assets included in accrued expenses and other current liabilities	771	112	1,867	4,222
Operating lease right-of-use assets obtained in exchange for operating lease liabilities from new leases	¥ 229	$ 33	¥ 50,500	¥ 17,030